Going Concern (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 29, 2017	Nov. 30, 2019	Aug. 31, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Cash				$ 100,000	$ 2,100,000		$ 2,100,000
Working capital deficit				(18,500,000)	(15,900,000)		(15,900,000)
Net Loss				(2,556,000)		$ (2,246,000)	(18,700,000)	$ (16,823,000)
Gross profit				3,314,000		3,386,000	3,300,000	5,500,000
Projected gross profit							14,400,000
Total other income (expense)				(219,000)		(957,000)	10,800,000
Accumulated deficit				(47,506,000)	(44,950,000)		(44,950,000)	(26,223,000)
Operating expense				5,651,000		4,675,000	22,063,000	17,072,000
Working capital changes				800,000			6,000,000
Proceeds from initial public offering, net of costs
Net cash used in operating activities				$ (1,495,000)	$ 500,000	$ (1,590,000)	(2,086,000)	$ (9,538,000)
Non cash depriciation							1,400,000
Software developement & marketing							4,900,000
Software development cost							$ 1,400,000
Stock Option [Member]
Proceeds from initial public offering, net of costs			$ 10,900,000
Proceeds from initial public offering			$ 12,000,000
Convertible Debt [Member]
Proceeds from initial public offering, net of costs	$ 3,300,000	$ 8,400,000
Proceeds from initial public offering	$ 3,750,000	$ 9,000,000